Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions
General and administrative expenses	$ 13,793	$ 16,422	$ 22,795
Vessel operating costs	62,554	69,731	67,753
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expenses	8,248	8,998	8,996
GasLog LNG Services | Commercial management fee
Transactions
General and administrative expenses	3,486	4,463	4,890
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	5,778	6,300	6,300
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 50	$ 40	$ 49